Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2019
Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties	$ 3,832,249	$ 9,037,543	$ 3,831,636
Zhejiang Zhongchai [Member]
Related Party Transactions [Line Items]
Due to related parties
Termination of investment	5,850,000	5,850,000
Cenntro Inc. [Member]
Related Party Transactions [Line Items]
Other receivables	840,000
Cenntro Holding Limited [Member]
Related Party Transactions [Line Items]
Due to related parties	$ 1,341,627 [1]	1,341,627 [1]	1,341,627	[2]
Annual interest rate of loan receivable	7.50%
Maturity date	Apr. 14, 2026
Cenntro Holding Limited [Member]
Related Party Transactions [Line Items]
Dividend payment	$ 7,600,000	7,600,000
Cenntro Holding Limited [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties					$ 1,340,000
Xinchang County Jiuhe Investment Management Partnership (LP) [Member]
Related Party Transactions [Line Items]
Dividend payment	4,700,000	4,700,000
Xinchang County Jiuhe Investment Management Partnership (LP) [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties		5,210,000
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership) [Member]
Related Party Transactions [Line Items]
Other receivables	$ 240,000	$ 240,000	$ 230,000
Annual interest rate of loan receivable	4.785%	4.785%

[1]	Total dividend payment of $7.6 million declared by Zhongchai Holding to Cenntro Holding Limited. As of December 31, 2019, the balance was $1.34 million, and no further payments had been made since then;
[2]	Total dividend payment of $7.6 million declared by Zhongchai Holding to Cenntro Holding Limited. As of December 31, 2019, the balance was $1.34 million, and no further payments had been made since then;